GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
China – 93.1%
108,204	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Equipment & Services)	$ 702,916
133,100	Alibaba Group Holding Ltd. (Retailing)*	4,176,154
21,046	Alibaba Group Holding Ltd. ADR (Retailing)*	5,282,967
70,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	193,766
148,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	1,121,467
270,256	Bank of Ningbo Co. Ltd. Class A (Banks)	1,121,009
175,300	Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)(a)	636,129
815,000	China Life Insurance Co. Ltd. Class H (Insurance)	1,869,539
348,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,632,980
81,000	China Merchants Bank Co. Ltd. Class A (Banks)	403,685
455,500	China Merchants Bank Co. Ltd. Class H (Banks)	2,125,812
534,000	China Oilfield Services Ltd. Class H (Energy)	416,649
560,000	China Resources Cement Holdings Ltd. (Materials)	766,693
132,000	China Resources Land Ltd. (Real Estate)	550,164
39,625	China Tourism Group Duty Free Corp. Ltd. Class A (Retailing)	1,380,768
265,400	China Vanke Co. Ltd. Class A (Real Estate)	1,019,979
195,600	China Vanke Co. Ltd. Class H (Real Estate)	616,614
305,359	CITIC Securities Co. Ltd. Class A (Diversified Financials)	1,310,338
63,198	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	1,902,073
422,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	885,265
72,665	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	592,187
86,800	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	476,534
1,700	Hangzhou Tigermed Consulting Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	21,935
4,925	Huami Corp. ADR (Technology Hardware & Equipment)*	66,882
774,247	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A (Banks)	826,330

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
110,645	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,497,421
71,536	Juewei Food Co. Ltd. Class A (Food, Beverage & Tobacco)	877,660
15,040	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	3,617,236
25,705	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	218,750
176,174	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	1,486,885
91,400	Meituan Dianping Class B (Retailing)*	2,261,830
64,600	Midea Group Co. Ltd. Class A (Consumer Durables & Apparel)	663,497
354,000	Minth Group Ltd. (Automobiles & Components)	1,053,550
183,666	NARI Technology Co. Ltd. Class A (Capital Goods)	559,990
1,157	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	162,211
5,207	Pinduoduo, Inc. ADR (Retailing)*	478,003
10,200	Ping An Insurance Group Co. of China Ltd. Class A (Insurance)	110,805
216,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	2,279,065
325,201	Sany Heavy Industry Co. Ltd. Class A (Capital Goods)	983,657
46,929	Shanghai Putailai New Energy Technology Co. Ltd. Class A (Materials)	714,745
236,752	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	1,705,889
38,900	Shenzhen Kangtai Biological Products Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,254,362
17,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	880,668
104,174	Shenzhen Sunway Communication Co. Ltd. Class A (Technology Hardware & Equipment)	828,451
256,865	Songcheng Performance Development Co. Ltd. Class A (Consumer Services)	687,108
15,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	289,198
15,571	TAL Education Group ADR (Consumer Services)*	1,217,185

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
127,800	Tencent Holdings Ltd. (Media & Entertainment)	$ 8,766,852
619,000	Topsports International Holdings Ltd. (Retailing)(a)	745,438
130,000	Tsingtao Brewery Co. Ltd. Class H (Food, Beverage & Tobacco)	1,158,885
241,506	Universal Scientific Industrial Shanghai Co. Ltd. Class A (Technology Hardware & Equipment)	837,034
431,000	Weichai Power Co. Ltd. Class H (Capital Goods)	923,058
44,300	Wuhan Jingce Electronic Group Co. Ltd. Class A (Technology Hardware & Equipment)	423,800
99,540	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	1,500,856
47,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	970,261
786,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	862,623
148,278	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (Energy)	666,684
36,480	Yifeng Pharmacy Chain Co. Ltd. Class A (Food & Staples Retailing)	451,522
71,320	Yunnan Energy New Material Co. Ltd. (Materials)	815,782
513,919	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	1,746,184

		73,795,980

Hong Kong – 3.7%
23,901	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,138,002
628,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	821,065
53,000	Techtronic Industries Co. Ltd. (Capital Goods)	554,329
294,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	431,342

		2,944,738

Taiwan – 1.9%
54,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,289,415
23,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	227,996

		1,517,411

Shares	Description	Value

Common Stocks – (continued)
Vietnam – 0.0%
6	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	$ 28

TOTAL COMMON STOCKS (Cost $56,773,325)		$78,258,157

Shares	Dividend Rate	Value

Investment Company(c) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
53,485	0.130%	$ 53,485
(Cost $53,485)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $56,826,810)		$78,311,642

Securities Lending Reinvestment Vehicle(c) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
775,180	0.130%	$ 775,180
(Cost $775,180)

TOTAL INVESTMENTS – 99.8% (Cost $57,601,990)		$79,086,822

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		164,336

NET ASSETS – 100.0%		$79,251,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.0%
Argentina – 2.0%
40,885	MercadoLibre, Inc. (Retailing)*	$ 45,980,089

Brazil – 3.9%
3,311,000	Atacadao SA (Food & Staples Retailing)*	14,242,908
1,058,800	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	12,876,378
304,430	Banco Bradesco SA ADR (Banks)	1,284,694
3,006,768	Banco Bradesco SA (Preference) (Banks)(a)	12,934,195
895,062	Banco Pan SA (Preference) (Banks)(a)	1,693,507
2,234,100	Fleury SA (Health Care Equipment & Services)	10,968,035
1,913,000	Iochpe Maxion SA (Capital Goods)	4,712,319
195,670	Pagseguro Digital Ltd. Class A (Software & Services)*	7,480,464
2,992,500	Sao Martinho SA (Food, Beverage & Tobacco)*	12,281,953
1,177,800	TOTVS SA (Software & Services)	5,831,934
2,895,783	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	5,739,885

		90,046,272

China – 37.4%
700,153	Alibaba Group Holding Ltd. ADR (Retailing)*	175,752,406
2,281,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	17,249,261
1,580,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	14,998,920
3,272,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	15,353,767
8,161,000	China Merchants Bank Co. Ltd. Class H (Banks)	38,087,264
848,232	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	25,529,269
1,119,977	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	9,127,304
2,529,578	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	13,887,451
48,600	Hangzhou Tigermed Consulting Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	627,072
527,311	Huami Corp. ADR (Technology Hardware & Equipment)*	7,160,883
284,281	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	68,371,778
876,060	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	7,455,271
1,552,900	Meituan Dianping Class B (Retailing)*	38,428,837
3,958,000	Minth Group Ltd. (Automobiles & Components)	11,779,527

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,366,801	NARI Technology Co. Ltd. Class A (Capital Goods)	$ 10,265,237
98,398	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	13,795,400
4,915,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	3,116,280
4,876,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	51,484,791
372,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	22,346,301
1,174,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	22,054,181
366,631	TAL Education Group ADR (Consumer Services)*	28,659,545
2,948,400	Tencent Holdings Ltd. (Media & Entertainment)	202,254,981
7,527,000	Topsports International Holdings Ltd. (Retailing)(b)	9,064,480
1,534,312	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)(c)	23,134,230
11,186,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	12,276,469
4,321,002	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	14,681,820

		856,942,725

Colombia – 0.1%
311,069	Banco Davivienda SA (Preference) (Banks)(a)	2,299,894

Czech Republic – 0.4%
4,310,014	Moneta Money Bank A/S (Banks)(b)	9,812,521

Egypt – 0.3%
1,693,572	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	6,530,470

Greece – 1.2%
979,358	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)	3,506,912
668,719	JUMBO SA (Retailing)	13,083,989
1,107,586	Sarantis SA (Household & Personal Products)	11,024,554

		27,615,455

Hong Kong – 4.4%
3,718,800	AIA Group Ltd. (Insurance)	33,532,209
679,313	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	32,344,236
14,746,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	19,264,659

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,444,000	Techtronic Industries Co. Ltd. (Capital Goods)	$ 15,102,851

		100,243,955

India – 10.1%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,997,379
400,891	AIA Engineering Ltd. (Capital Goods)	8,843,774
435,918	Amber Enterprises India Ltd. (Consumer Durables & Apparel)	8,612,847
97,517	Atul Ltd. (Materials)	6,591,283
487,147	Avenue Supermarts Ltd. (Food & Staples Retailing)*(b)	13,411,754
2,376,557	Bharti Airtel Ltd. (Telecommunication Services)*	17,602,015
2,146,286	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)*	6,988,325
334,649	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,708,103
826,579	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	14,382,393
434,967	Info Edge India Ltd. (Media & Entertainment)	18,507,226
1,667,757	Infosys Ltd. (Software & Services)	21,444,259
403,559	Infosys Ltd. ADR (Software & Services)	5,185,733
1,303,470	Kotak Mahindra Bank Ltd. (Banks)*	23,754,773
257,852	Larsen & Toubro Infotech Ltd. (Software & Services)(b)	8,306,670
220,964	Maruti Suzuki India Ltd. (Automobiles & Components)	18,468,189
639,054	Navin Fluorine International Ltd. (Materials)	15,027,536
2,449,458	Prestige Estates Projects Ltd. (Real Estate)	6,420,823
838,224	SBI Life Insurance Co. Ltd. (Insurance)*(b)	10,208,430
342,202	TeamLease Services Ltd. (Commercial & Professional Services)*	8,434,651

		229,896,163

Indonesia – 2.2%
14,904,800	Bank Central Asia Tbk. PT (Banks)	31,925,675
122,564,400	BFI Finance Indonesia Tbk. PT (Diversified Financials)	2,440,287
11,974,200	Map Aktif Adiperkasa PT (Retailing)*	1,810,782
203,560,200	Pakuwon Jati Tbk. PT (Real Estate)*	5,929,493
12,387,700	Semen Indonesia Persero Tbk. PT (Materials)	7,853,829

		49,960,066

Shares	Description	Value

Common Stocks – (continued)
Mexico – 1.6%
2,216,700	Arca Continental SAB de CV (Food, Beverage & Tobacco)	$ 10,932,599
3,605,910	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	7,278,251
3,323,199	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	5,438,369
5,722,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	13,430,538

		37,079,757

Peru – 1.0%
2,416,454	Alicorp SAA (Food, Beverage & Tobacco)*	5,333,430
4,756,191	Banco BBVA Peru SA (Banks)	3,324,220
30,896	Credicorp Ltd. (Banks)	3,929,044
425,560	Intercorp Financial Services, Inc. (Banks)	10,745,390

		23,332,084

Philippines – 0.4%
2,988,300	Jollibee Foods Corp. (Consumer Services)	8,219,912

Poland – 1.1%
326,004	Dino Polska SA (Food & Staples Retailing)*(b)	18,047,982
1,014,240	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	5,874,215

		23,922,197

Russia – 3.6%
3,700,240	Detsky Mir PJSC (Retailing)(b)	5,829,876
334,779	LUKOIL PJSC (Energy)	22,987,644
3,424,947	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	6,158,635
7,800,843	Sberbank of Russia PJSC (Banks)	23,357,963
413,770	Yandex NV Class A (Media & Entertainment)*	23,808,326

		82,142,444

South Africa – 1.4%
310,633	Bid Corp. Ltd. (Food & Staples Retailing)	5,123,495
708,270	Clicks Group Ltd. (Food & Staples Retailing)	9,452,012
790,903	JSE Ltd. (Diversified Financials)	5,367,152
350,472	Santam Ltd. (Insurance)	5,439,428
6,796,685	Transaction Capital Ltd. (Diversified Financials)	7,264,374

		32,646,461

South Korea – 11.6%
211,955	Fila Holdings Corp. (Consumer Durables & Apparel)	5,961,718
373,363	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	8,176,156

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
196,119	LG Electronics, Inc. (Consumer Durables & Apparel)	$ 11,662,166
144,379	NAVER Corp. (Media & Entertainment)	36,679,749
48,109	NCSoft Corp. (Media & Entertainment)	32,781,294
170,958	Orion Corp. (Food, Beverage & Tobacco)	19,228,879
40,588	Pearl Abyss Corp. (Media & Entertainment)*	6,428,859
109,967	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	13,009,263
2,027,479	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	99,090,714
470,010	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	32,908,353

		265,927,151

Taiwan – 11.4%
2,773,680	Chailease Holding Co. Ltd. (Diversified Financials)	11,607,849
13,901,203	FIT Hon Teng Ltd. (Technology Hardware & Equipment)*(b)	6,714,435
144,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	18,790,347
713,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	7,828,453
1,756,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	17,406,979
119,592	Sea Ltd. ADR (Media & Entertainment)*	14,614,142
10,908,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	158,763,556
1,417,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	6,567,336
1,344,390	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)*	6,453,011
1,097,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	11,829,720

		260,575,828

Thailand – 0.5%
6,579,100	Airports of Thailand PCL (Transportation)	10,899,531

Turkey – 0.6%
1,062,973	Mavi Giyim Sanayi ve Ticaret A/S Class B (Consumer Durables & Apparel)*(b)	6,293,084
3,414,508	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	6,620,865

		12,913,949

Shares	Description	Value

Common Stocks – (continued)
Vietnam – 0.8%
4,180,903	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	$ 19,304,554

TOTAL COMMON STOCKS (Cost $1,791,714,848)		$2,196,291,478

Exchange Traded Fund – 2.6%
1,382,870	iShares MSCI Emerging Markets ETF	$ 59,864,442
(Cost $57,005,128)

Shares	Dividend Rate	Value

Investment Company(d) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
20,368,315	0.130%	$ 20,368,315
(Cost $20,368,315)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,869,088,291)		$2,276,524,235

Securities Lending Reinvestment Vehicle(d) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
12,156,950	0.130%	$ 12,156,950
(Cost $12,156,950)

TOTAL INVESTMENTS – 100.0% (Cost $1,881,245,241)		$2,288,681,185

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		157,947

NET ASSETS – 100.0%		$2,288,839,132

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Argentina – 2.9%
224	MercadoLibre, Inc. (Retailing)*	$ 251,915

Brazil – 4.1%
17,700	Atacadao SA (Food & Staples Retailing)*	76,140
4,000	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	48,645
17,483	Banco Bradesco SA ADR (Banks)	73,778
8,100	Fleury SA (Health Care Equipment & Services)	39,766
1,697	Pagseguro Digital Ltd. Class A (Software & Services)*	64,877
13,400	Sao Martinho SA (Food Products)*	54,997

		358,203

China – 37.8%
2,943	Alibaba Group Holding Ltd. ADR (Retailing)*	738,752
9,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	68,059
7,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	66,451
18,000	China Mengniu Dairy Co. Ltd. (Food Products)*	84,465
33,500	China Merchants Bank Co. Ltd. Class H (Banks)	156,344
4,300	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	129,417
4,500	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	36,673
9,600	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	52,704
6,100	Meituan Dianping Class B (Retailing)*	150,954
18,900	NARI Technology Co. Ltd. Class A (Capital Goods)	57,625
621	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	87,064
20,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	12,681
21,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	226,851
2,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	119,981
6,100	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	114,553
1,454	TAL Education Group ADR (Consumer Services)*	113,659
12,000	Tencent Holdings Ltd. (Media & Entertainment)	823,179
33,000	Topsports International Holdings Ltd. (Retailing)(a)	39,741

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,124	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 92,337
50,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	54,874
14,950	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	50,797

		3,277,161

Colombia – 0.1%
1,285	Banco Davivienda SA (Preference) (Banks)(b)	9,501

Czech Republic – 0.5%
18,317	Moneta Money Bank A/S (Banks)(a)	41,702

Egypt – 0.5%
10,415	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	40,161

Greece – 1.4%
6,024	JUMBO SA (Retailing)	117,864

Hong Kong – 5.3%
17,800	AIA Group Ltd. (Insurance)	160,502
2,967	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	141,268
69,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	90,141
6,000	Techtronic Industries Co. Ltd. (Capital Goods)	62,754

		454,665

India – 9.8%
1,737	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	47,822
10,934	Bharti Airtel Ltd. (Telecommunication Services)*	80,983
1,273	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	44,537
5,045	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	87,783
2,383	Info Edge India Ltd. (Media & Entertainment)	101,393
8,862	Infosys Ltd. (Software & Services)	113,949
3,032	Infosys Ltd. ADR (Software & Services)	38,961
5,255	Kotak Mahindra Bank Ltd. (Banks)*	95,769
1,859	Larsen & Toubro Infotech Ltd. (Software & Services)(a)	59,887

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,410	Maruti Suzuki India Ltd. (Automobiles & Components)	$ 117,848
5,163	SBI Life Insurance Co. Ltd. (Insurance)*(a)	62,878

		851,810

Indonesia – 1.6%
64,100	Bank Central Asia Tbk. PT (Banks)	137,300

Mexico – 2.1%
10,800	Arca Continental SAB de CV (Food Products)	53,265
21,865	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	35,782
40,300	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	94,579

		183,626

Peru – 1.0%
336	Credicorp Ltd. (Banks)	42,729
1,753	Intercorp Financial Services, Inc. (Banks)	44,263

		86,992

Philippines – 0.3%
8,820	Jollibee Foods Corp. (Consumer Services)	24,261

Poland – 0.5%
7,470	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	43,264

Russia – 4.1%
28,650	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	51,517
11,875	Sberbank of Russia PJSC ADR (Banks)*	141,550
2,800	Yandex NV Class A (Media & Entertainment)*	161,112

		354,179

South Africa – 1.5%
2,286	Bid Corp. Ltd. (Food & Staples Retailing)	37,705
4,132	Clicks Group Ltd. (Food & Staples Retailing)	55,142
2,646	Santam Ltd. (Insurance)	41,067

		133,914

South Korea – 12.1%
716	LG Electronics, Inc. (Consumer Durables & Apparel)	42,577
688	NAVER Corp. (Media & Entertainment)	174,788
188	NCSoft Corp. (Media & Entertainment)	128,102
751	Orion Corp. (Food Products)	84,470
196	Pearl Abyss Corp. (Media & Entertainment)*	31,045

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
379	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	$ 44,836
8,530	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	416,894
1,770	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	123,929

		1,046,641

Taiwan – 12.5%
14,440	Chailease Holding Co. Ltd. (Diversified Financials)	60,431
1,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	130,489
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	32,939
6,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	59,477
680	Sea Ltd. ADR (Media & Entertainment)*	83,096
45,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	654,912
6,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	64,702

		1,086,046

Thailand – 0.5%
27,000	Airports of Thailand PCL (Transportation)	44,731

Turkey – 0.7%
31,596	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	61,266

TOTAL INVESTMENTS – 99.3% (Cost $6,984,558)		$8,605,202

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		63,531

NET ASSETS – 100.0%		$8,668,733

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Bangladesh – 0.7%
396,785	BRAC Bank Ltd. (Banks)	$ 133,390

Brazil – 3.4%
88,200	Atacadao SA (Food & Staples Retailing)*	379,409
15,764	Vasta Platform Ltd. (Consumer Services)*	297,152

		676,561

China – 28.3%
6,022	Alibaba Group Holding Ltd. ADR (Retailing)*	1,511,642
108,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	298,953
10,195	Baozun, Inc. ADR (Retailing)*	428,802
99,000	Flat Glass Group Co. Ltd. Class H (Semiconductors & Semiconductor Equipment)	154,589
407,500	Haier Smart Home Co. Ltd. Class A (Consumer Durables & Apparel)	1,051,459
30,357	Huize Holding Ltd. (Insurance)*	273,213
148,000	Li Ning Co. Ltd. (Consumer Durables & Apparel)	477,035
130,600	Maoyan Entertainment (Retailing)*(a)	218,474
6,392	TAL Education Group ADR (Consumer Services)*	499,663
10,550	Trip.com Group Ltd. ADR (Retailing)*	286,960
118,800	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Capital Goods)	417,313

		5,618,103

Egypt – 4.4%
711,844	Cleopatra Hospital (Health Care Equipment & Services)*	222,424
147,708	Commercial International Bank Egypt SAE (Banks)	581,353
158,992	Juhayna Food Industries (Food, Beverage & Tobacco)	78,753

		882,530

Hong Kong – 3.5%
76,200	AIA Group Ltd. (Insurance)	687,091

India – 3.6%
15,083	HDFC Bank Ltd. ADR (Banks)*	705,130

Indonesia – 2.2%
28,200	Bank Central Asia Tbk. PT (Banks)	60,404
821,400	Map Aktif Adiperkasa PT (Retailing)*	124,215
5,465,800	Mitra Adiperkasa Tbk. PT (Retailing)*	255,467

		440,086

Shares	Description	Value

Common Stocks – (continued)
Japan – 4.3%
25,900	Suzuki Motor Corp. (Automobiles & Components)	$ 849,868

Philippines – 3.0%
320,730	Bank of the Philippine Islands (Banks)	445,395
467,600	Wilcon Depot, Inc. (Retailing)	142,183

		587,578

Poland – 1.1%
4,082	Dino Polska SA (Food & Staples Retailing)*(a)	225,984

Russia – 3.6%
12,246	Yandex NV Class A (Media & Entertainment)*	704,635

Saudi Arabia – 1.9%
24,176	Leejam Sports Co. JSC (Consumer Services)	373,238

Slovenia – 3.4%
79,623	Nova Ljubljanska Banka dd GDR (Banks)*	679,053

South Africa – 11.5%
12,482	Naspers Ltd. Class N (Retailing)	2,271,115

South Korea – 8.7%
9,279	Cosmax, Inc. (Household & Personal Products)	724,646
1,084	LG Chem Ltd. (Materials)	519,063
7,765	LG Corp. (Capital Goods)	482,186

		1,725,895

Taiwan – 8.3%
147,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	1,004,813
69,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	636,664

		1,641,477

United Arab Emirates – 4.1%
332,334	Emirates NBD Bank PJSC (Banks)	805,981
35,803	NMC Health plc (Health Care Equipment & Services)*	10,723

		816,704

Vietnam – 3.8%
396,612	FPT Corp. (Technology Hardware & Equipment)	759,545

TOTAL INVESTMENTS – 99.8% (Cost $19,963,741)		$19,777,983

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		43,225

NET ASSETS – 100.0%		$19,821,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,425,998	$70,832,159	$—
Investment Company	53,485	—	—
Securities Lending Reinvestment Vehicle	775,180	—	—

Total	$8,254,663	$70,832,159	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$10,806,580	$28,370,351	$—
Asia	276,431,706	1,620,594,572	—
Europe	24,108,543	37,241,630	—
North America	37,079,757	—	—
South America	144,730,743	16,927,596	—
Exchange Traded Fund	59,864,442	—	—
Investment Company	20,368,315	—	—
Securities Lending Reinvestment Vehicle	12,156,950	—	—

Total	$585,547,036	$1,703,134,149	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$41,067	$133,008	$—
Asia	1,364,194	5,973,866	—
Europe	117,864	84,966	—
North America	183,626	—	—
South America	697,110	9,501	—

Total	$2,403,861	$6,201,341	$—

IMPRINT EMERGING MARKETS OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$222,424	$2,931,221	$—
Asia	4,783,283	10,259,457	—
Europe	679,053	225,984	—
South America	676,561	—	—

Total	$6,361,321	$13,416,662	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the China Equity, Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The China Equity, Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the China Equity, Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk— The ESG Emerging Markets Equity Fund’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.